                                                        ------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number:    3235-0006
                                                        Expires: August 31, 2012
                                                        Estimated average
                                                           burden hours per
                                                           response:....... 23.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ------------------
   This Amendment (Check only one.):      [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GSO Capital Partners LP
Address: 280 Park Avenue
         New York, NY 10017

Form 13F File Number: 28-12332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George Fan
Title: Authorized Person
Phone: (212) 503-2100

Signature, Place, and Date of Signing:


/s/ George Fan                     New York, NY             February 16, 2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
--------------------     ----
28-13114                 The Blackstone Group L.P.